VANECK RARE EARTH AND STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 20.7%
AVZ Minerals Ltd. ∞ 52,906,510 $ 2,175,934
Iluka Resources Ltd. 3,841,121 9,338,114
Liontown Resources Ltd. * † 27,379,249 10,777,469
Lynas Rare Earths Ltd. * † 3,191,656 13,936,297
Pilbara Minerals Ltd. * † 15,596,009 16,560,546
52,788,360
Canada : 12.8%
Lithium Americas Corp.
(USD) * † 3,951,925 10,709,717
Lithium Argentina AG
(USD) * † 2,862,358 6,125,446
Patriot Battery Metals, Inc. *
† 2,596,338 4,509,880
Sigma Lithium Corp. (USD) *
† 1,094,312 11,380,845
32,725,888
Chile : 7.8%
Sociedad Quimica y Minera
de Chile SA (ADR) † 500,940 19,902,346
Underline
China : 29.4%
Baoji Titanium Industry Co.
Ltd. 2,774,480 12,651,496
China Northern Rare Earth
Group High-Tech Co. Ltd. 5,586,112 17,441,282
Ganfeng Lithium Group Co.
Ltd. (HKD) 144A † 4,079,240 11,105,891
Jinduicheng Molybdenum
Co. Ltd. 8,623,965 12,563,685
Shenghe Resources Holding
Co. Ltd. 6,969,431 10,471,790
Number
of Shares Value
China (continued)
Xiamen Tungsten Co. Ltd. 4,069,324 $ 10,846,426
75,080,570
France : 3.9%
Eramet SA † 182,189 9,871,218
Underline
Germany : 3.8%
Vulcan Energy Resources
Ltd. (AUD) * † 3,002,776 9,631,552
Underline
Netherlands : 3.8%
AMG Critical Materials NV † 631,795 9,835,771
Underline
United States : 17.7%
Albemarle Corp. † 284,739 20,506,903
MP Materials Corp. * † 636,760 15,543,312
Tronox Holdings Plc † 1,289,360 9,077,094
45,127,309
Total Common Stocks
(Cost: $390,695,811) 254,963,014
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
9.6%
Money Market Fund: 9.6%
(Cost: $24,463,430)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 24,463,430 24,463,430
Total Investments: 109.5%
(Cost: $415,159,241) 279,426,444
Liabilities in excess of other assets: (9.5)% (24,243,421)
NET ASSETS: 100.0% $ 255,183,023
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
HKD Hong Kong Dollar
USD United States Dollar
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $68,468,879.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $11,105,891, or 4.4% of net assets.